Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		$ 6,850.2	$ 7,008.5	$ 7,086.9
Reclassification of stranded tax effects	[1]	0.0
Balance		7,891.1	6,850.2	7,008.5
Interest rate contract [Member] | Fair Value Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)			(0.6)	(0.6)
Interest rate contract [Member] | Cash Flow Hedging [Member] | Interest Expense [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Gains (losses) reclassified from accumulated other comprehensive loss to earnings (effective portion)		(0.5)	(0.6)	(0.6)
Foreign Currency Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		(43.0)	(13.1)	(2.3)
Reclassification adjustments		0.0	0.0	0.0
Current period credit (charge)		26.6	(29.9)	(10.8)
Income tax benefit (expense)		0.0	0.0	0.0
Reclassification of stranded tax effects	[2]	0.0
Balance		(16.4)	(43.0)	(13.1)
Unrealized (Loss) Gain on Cash Flow Hedging Derivatives [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	[3]	(4.4)	(4.8)	(5.2)
Reclassification adjustments	[3]	0.5	0.6	0.6
Current period credit (charge)	[3]	2.7	0.0	0.0
Income tax benefit (expense)	[3]	(1.2)	(0.2)	(0.2)
Reclassification of stranded tax effects	[2],[3]	(0.5)
Balance	[3]	(2.9)	(4.4)	(4.8)
Pension and Other Postretirement Liabilities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	[4]	(100.0)	(134.1)	(105.6)
Reclassification adjustments	[4]	10.7	13.2	10.2
Current period credit (charge)	[4]	9.2	39.6	(54.6)
Income tax benefit (expense)	[4]	(5.6)	(18.7)	15.9
Reclassification of stranded tax effects	[2],[4]	(15.3)
Balance	[4]	(101.0)	(100.0)	(134.1)
Unrealized Gain On Available-for-Sale Securities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		4.0	3.6	3.3
Reclassification adjustments		0.0	0.0	0.0
Current period credit (charge)		(1.7)	0.6	0.4
Income tax benefit (expense)		0.5	(0.2)	(0.1)
Reclassification of stranded tax effects	[2]	0.8
Balance		3.6	4.0	3.6
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance		(143.4)	(148.4)	(109.8)
Reclassification adjustments		11.2	13.8	10.8
Current period credit (charge)		36.8	10.3	(65.0)
Income tax benefit (expense)		(6.3)	(19.1)	15.6
Reclassification of stranded tax effects	[1],[2]	(15.0)
Balance		$ (116.7)	$ (143.4)	$ (148.4)

[1]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Recently Issued Accounting Standards in Note 1: Accounting Policies, and Note 13: Income Taxes.
[2]	During the fourth quarter of 2018, we elected to early adopt ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allowed us to reclassify the stranded income tax effects resulting from the Act from accumulated other comprehensive income (loss) to retained earnings. For additional information, see Note 13: Income Taxes.
[3]	The reclassification from accumulated other comprehensive income (loss) to interest expense was related to terminated interest rate contracts. The 2018 credit relates to the gain on the interest rate contract terminated in December 2017. For additional information, see Note 10: Derivative Financial Instruments.
[4]	Amortization of net losses was reclassified from accumulated other comprehensive income (loss) to SD&A.